Shareholders' Equity (Details) - Schedule of Issued and Outstanding (Parentheticals) - shares	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Ordinary shares Outstanding	57,778,628	55,094,237
Ordinary shares [Member]
Class of Stock [Line Items]
Ordinary shares Outstanding	57,778,628	55,094,237	51,791,441	46,100,173